American Century Target Maturities Trust (ACTMT), American Century International
Bond Funds (ACIBF), American Century Quantitative Equity Funds (ACQEF),
American Century Investment Trust (ACIT), American Century Government Income
Trust (ACGIT) and American Century Municipal Trust (ACMT)

STATEMENT OF ADDITIONAL INFORMATION (SAI) SUPPLEMENT

SUPPLEMENT DATED JANUARY 1, 2001 * STATEMENT OF ADDITIONAL INFORMATION DATED
FEBRUARY 1, 2000 (ACTMT); MAY 1, 2000 (ACIBF AND ACQEF); JULY 1, 2000 (ACIT);
AUGUST 1, 2000 (ACGIT); AND OCTOBER 1, 2000 (ACMT)

The following replaces the officer chart under the heading "Officers" on page 12 for ACTMT; on page 20 for ACIBF; on page 21 for ACQEF and ACGIT; and on page 14 for ACIT.

Name (Age)                   Positions Held     Principal Occupation(s)
Address                      with the Funds     During Past Five Years
--------------------------------------------------------------------------------
William M. Lyons (45)        President          President, ACC (June 1997
4500 Main St.                                   to present)
Kansas City, MO 64111                           Chief Operating Officer, ACC
                                                (June 1995 to present)
                                                General Counsel, ACC, ACIM,
                                                ACIS, ACSC and other ACC
                                                subsidiaries (June 1989 to
                                                June 1998)
                                                Executive Vice President, ACC,
                                                (January 1995 to June 1997)
                                                Also serves as: Executive Vice
                                                President and Chief Operating
                                                Officer, ACIM, ACIS, ACSC and
                                                other ACC subsidiaries, and
                                                Executive Vice President of
                                                other ACC subsidiaries
--------------------------------------------------------------------------------
Robert T. Jackson (54)       Executive          Chief Administrative Officer
4500 Main St.                Vice President     and Chief Financial Officer,
Kansas City, MO 64111        and Chief          ACC (August 1997 to present)
                             Financial          President, ACSC (January 1999
                             Officer            to present)
                                                Executive Vice President, ACC
                                                (May 1995 to present)
                                                Also serves as: Executive Vice
                                                President, ACIM, ACIS and
                                                other ACC subsidiaries, and
                                                Treasurer of ACC and other
                                                ACC subsidiaries
--------------------------------------------------------------------------------
Maryanne Roepke, CPA (44)    Senior Vice        Senior Vice President and
4500 Main St.                President,         Assistant Treasurer, ACSC
Kansas City, MO 64111        Treasurer
                             and Chief
                             Accounting
                             Officer
--------------------------------------------------------------------------------
David C. Tucker (42)         Senior             Senior Vice President, ACIM,
4500 Main St.                Vice President     ACIS, ACSC and other ACC
Kansas City, MO 64111        and General        subsidiaries (June 1998
                             Counsel            to present)
                                                General Counsel, ACC, ACIM,
                                                ACIS, ACSC and other ACC
                                                subsidiaries (June 1998
                                                to present)
                                                Consultant to mutual fund
                                                industry (May 1997 to
                                                April 1998)
                                                Vice President and General
                                                Counsel, Janus Companies
                                                (1990 to 1997)
--------------------------------------------------------------------------------
Charles A. Etherington (43)  Vice President     Vice President (October 1996
4500 Main St.                                   to present) and
Kansas City, MO 64111                           Associate General Counsel
                                                (December 1998 to present), ACSC
                                                Counsel to ACSC (February 1994
                                                to December 1998)
--------------------------------------------------------------------------------
Charles C. S. Park (33)      Vice President     Vice President (February 2000
1665 Charleston Road                            to present) and Assistant
Mountain View, CA 04043                         General Counsel (January 1998
                                                to present), ACSC
                                                Counsel to ACSC (October 1995
                                                to January 1998)
                                                Attorney, Howard & Howard
                                                Attorneys, P.C.
                                                (June 1992 to October 1995)
--------------------------------------------------------------------------------
David H. Reinmiller (37)     Vice President     Vice President (February 2000
4500 Main Street                                to present) and Assistant
Kansas City, MO 64111                           General Counsel (August 1996 to
                                                present), ACSC
                                                Counsel to ACSC (January 1994
                                                to August 1996)
--------------------------------------------------------------------------------
Paul Carrigan Jr. (51)       Secretary          Secretary, ACC (February 1998
4500 Main St.                                   to present)
Kansas City, MO 64111                           Director of Legal Operations,
                                                ACSC (February 1996 to present)
                                                Board Communications Manager
                                                (April 1994 to January 1996)
--------------------------------------------------------------------------------
Jon Zindel (33)              Tax Officer        Vice President of Taxation, ACSC
4500 Main Street                                (1996 to present)
Kansas City, MO 64111                           Vice President, ACIM, ACIS and
                                                other ACC subsidiaries
                                                (April 1999 to present)
                                                President, American Century
                                                Employee Benefit Services, Inc.
                                                (January 2000 to present)
                                                Treasurer, American Century
                                                Ventures, Inc.
                                                (December 1999 to present)
                                                Tax Manager, Price
                                                Waterhouse LLP (1989 to 1996)

[back page]

The following paragraph is added immediately below the "Officers" table on page
12 of ACTMT and replaces the paragraph under "Code of Ethics" on page 21 of
ACIBF and ACGIT; on page 22 of ACQEF; on page 15 of ACIT; and on page 25 of
ACMT.

CODE OF ETHICS

The funds, their investment advisor and principal underwriter have adopted a code of ethics under Rule 17j-1 of the Investment Company Act and the code of ethics permits personnel subject to the code to invest in securities, including securities that may be purchased or held by the funds, provided that they first obtain approval from the compliance department before making such investments.

The following replaces the section "Distributors" on page 17 of ACTMT: on page
25 of ACIBF; on page 28 of ACQEF and ACGIT; on page 18 of ACIT; and on page 30 of ACMT.

DISTRIBUTOR

The funds' shares are distributed by American Century Investment Services, Inc., a registered broker-dealer. The distributor is a wholly owned subsidiary of ACC and its principal business address is 4500 Main Street, Kansas City, Missouri
64111.

The distributor is the principal underwriter of the funds' shares. The distributor makes a continuous, best-efforts underwriting of the funds' shares.
This means the distributor has no liability for unsold shares.

SH-SPL-23859   0101